Essential 40 Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2021
Shares		Fair Value
	COMMON STOCK - 100.2%
	AEROSPACE & DEFENSE - 4.9%
4,004	Boeing Co.	$ 848,888
2,452	Lockheed Martin Corp.	809,773
		1,658,661
	AUTOMOTIVE - 2.8%
18,398	General Motors Co.	944,369

	BANKING - 2.6%
5,998	JPMorgan Chase & Co.	882,726

	BIOTECH & PHARMA - 4.8%
12,746	Bristol-Myers Squibb Co.	781,712
5,196	Johnson & Johnson	823,358
		1,605,070
	CABLE & SATELLITE - 2.5%
16,073	Comcast Corp.	847,369

	CHEMICALS - 5.1%
14,069	Dow, Inc.	834,433
16,123	Nutrien Ltd.	869,997
		1,704,430
	COMMERCIAL SUPPORT SERVICES - 2.3%
7,075	Waste Management, Inc.	784,547

	CONTAINERS & PACKAGING - 2.3%
15,894	International Paper Co.	789,137

	DIVERSIFIED INDUSTRIALS - 5.3%
5,013	3M Co.	877,576
72,322	General Electric Co.	906,918
		1,784,494
	E-COMMERCE DISCRETIONARY - 2.4%
266	Amazon.com, Inc. *	822,719

	ELECTRIC UTILITIES - 2.4%
9,274	Duke Energy Corp.	793,762

	HEALTH CARE FACILITIES & SERVICES - 4.5%
10,886	CVS Health Corp.	741,663
2,295	UnitedHealth Group, Inc.	762,445
		1,504,108
	HOME CONSTRUCTION - 2.3%
14,827	Masco Corp.	789,093

	INSTITUTIONAL FINACIAL SERVICES - 2.5%
4,162	CME Group, Inc.	831,152

	INSURANCE - 5.1%
3,547	Berkshire Hathaway, Inc. *	853,089
5,373	Chubb Ltd.	873,542
		1,726,631
	INTERNET MEDIA & SERVICES - 5.3%
471	Alphabet, Inc. *	952,320
3,224	Facebook, Inc. *	830,567
		1,782,887
	MACHINERY - 2.3%
7,811	Xylem, Inc.	777,663

Essential 40 Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021
Shares		Fair Value
	COMMON STOCK (Continued) - 100.2%
	OIL & GAS PRODUCERS - 5.3%
38,038	Enterprise Products Partners LP	$ 810,970
17,679	Exxon Mobil Corp.	961,207
		1,772,177
	RETAIL - CONSUMER STAPLES - 2.3%
2,275	Costco Wholesale Corp.	753,025

	RETAIL - DISCRETIONARY - 2.4%
3,053	Home Depot, Inc.	788,712

	SEMICONDUCTORS - 2.9%
16,067	Intel Corp.	976,552

	SOFTWARE - 7.6%
3,807	Microsoft Corp.	884,671
13,138	Oracle Corp.	847,532
2,270	Palo Alto Networks, Inc. *	813,364
		2,545,567
	TECHNOLOGY HARDWARE - 2.3%
6,420	Apple, Inc.	778,489

	TECHNOLOGY SERVICES - 5.0%
4,914	Automatic Data Processing, Inc.	855,134
3,890	Visa, Inc.	826,197
		1,681,331
	TELECOMMUNICATIONS - 2.3%
14,411	Verizon Communications, Inc.	796,928

	TRANSPORTATION & LOGISTICS - 5.5%
21,012	Delta Air Lines, Inc.	1,007,315
3,376	FedEx Corp.	859,192
		1,866,507
	WHOLESALE - CONSUMER STAPLES - 5.2%
15,912	Archers-Daniels-Midland Co.	900,301
10,678	Sysco Corp.	850,289
		1,750,590

	TOTAL COMMON STOCK (Cost - $30,610,540)	33,738,696

	TOTAL INVESTMENTS - 100.2% (Cost - $30,610,540)	$ 33,738,696
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2) %	(67,168)
	NET ASSETS - 100.0%	$ 33,671,528

* Non-income producing security.

Essential 40 Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

The following is a summary of significant accounting policies followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies”.

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Trust's Board of Trustees ("Board").  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -- As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Essential 40 Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2021

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$ 33,738,696	$ -	$ -	$ 33,738,696
Total	$ 33,738,696	$ -	$ -	$ 33,738,696

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for industry classifications.

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at February 28, 2021, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 31,624,010	$ 3,428,310	$ (1,313,624)	$ 2,114,686